Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Current Assets
Cash	$ 150,693	$ 108,446	$ 152,492
Accounts receivable	990,575	1,615,582	1,169,091
Inventory, net of reserves	307,158	533,106	681,057
Prepaid expenses and other current assets	118,986	194,587	56,606
Total Current Assets	1,567,412	2,451,721	2,059,246
Property and equipment, net	13,531	15,597
Long-term Assets
Goodwill	2,410,335	2,410,335	2,410,335
Tradename	760,000	760,000	760,000
Customer list, net	449,036	515,285	780,281
Total Long-term Assets	3,619,371	3,685,620	3,950,616
Total Assets	5,200,314	6,152,938	6,009,862
Current Liabilities:
Accounts payable	3,471,626	4,113,812	3,815,546
Accrued expenses and interest	965,584	2,046,149	1,015,880
Convertible notes payable - net of discounts and premiums	2,003,359	6,943,741	3,779,572
Note payable - seller	900,000	900,000	900,000
Convertible note payable - related party affiliate			688,444
Convertible note payable - related party officer		27,670	122,000
Note Payable		125,000
Line of credit - bank	45,915	45,915	48,506
Settlements payable	494,284	161,255
Contingent liability - advisory fees			850,000
Accrued liability - advisory fees			1,200,000
Derivative liability	198,205	258,296
Total Current Liabilities	8,078,973	14,621,838	12,419,948
Long-term Liabilities:
Convertible note payable, net of current portion	5,696,089
Convertible note payable - related party affiliate	688,444	688,444
Convertible note payable - related party officer	46,670
Note payable - related party officer	400,000
Total Long-term Liabilities	6,831,203	688,444
Total Liabilities	14,910,176	15,310,282	12,419,948
Commitments and Contingencies (Note 15)
Stockholders' Deficit:
Preferred stock value
Common stock value	104,686	76,716	4,311
Additional paid-in capital	10,882,286	10,397,232	7,442,028
Accumulated deficit	(20,696,834)	(19,631,292)	(13,856,425)
Total Stockholders' Deficit	(9,709,862)	(9,157,344)	(6,410,086)
Total Liabilities and Stockholders' Deficit	$ 5,200,314	$ 6,152,938	$ 6,009,862